RESTATEMENT AND REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Additional Information (Details) - USD ($)			3 Months Ended
	Jan. 14, 2021	Jan. 12, 2021	Mar. 31, 2021	Oct. 12, 2021	Jan. 31, 2021	Oct. 12, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Share price per share		$ 10.00		$ 0.10		$ 10.00
Shares issued			5,750,000
Value of shares issued			$ 52,368,407
Initial Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Share price per share		$ 10.00	$ 10.00	$ 10.00
Shares issued	5,750,000	5,000,000
Chardan
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Percentage of underwriter discount to be paid in shares		0.50%
Share price per share					$ 10.00		$ 10.00
Chardan | Initial Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Percentage of underwriter discount to be paid in shares		0.50%
Share price per share		$ 10.00
Shares issued		28,750
Value of shares issued		$ 287,500